Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Long-term Investments

	December 31,
	2022	2021
Cummins Westport Inc.	$—	$22,039

	December 31,
	2022	2021
Weichai Westport Inc.	$1,824	$1,824
Minda Westport Technologies Limited	2,657	1,852
Other equity accounted investees	148	148
	$4,629	$3,824